Schedule of Investments (unaudited) January 31, 2020	iShares® Inflation Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	59,229	$7,764,330

Total Investment Companies — 95.1% (Cost: $6,789,078)		7,764,330

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)	40,000	40,000

Total Short-Term Investments — 0.5% (Cost: $40,000)		40,000

Total Investments in Securities — 95.6% (Cost: $6,829,078)		7,804,330

Other Assets, Less Liabilities — 4.4%		360,265

Net Assets — 100.0%		$8,164,595

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased		Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—		—	$—	$1,050	(c)	$(302)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	118,000	—		(78,000	)(b)	40,000	40,000	1,905		—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	58,664	565		—		59,229	7,764,330	60,267		—	200,077

							$7,804,330	$63,222		$(302)	$200,077

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Ultra Long U.S. Treasury Bond	2	03/20/20	$291	$5,685
Ultra Long U.S. Bond	2	03/20/20	388	19,809

				25,494

Short Contract
U.S. Treasury Long Bond	(1)	03/20/20	(164)	(6,814)

				$18,680

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
		U.S. CPI Urban
2.21%	At Termination	Consumers NSA	At Termination	05/15/21	$(239)	$(3,780)	$(1,635)	$(2,145)
		U.S. CPI Urban
2.29	At Termination	Consumers NSA	At Termination	05/15/23	(3,084)	(94,923)	(14,054)	(80,869)
		U.S. CPI Urban
2.37	At Termination	Consumers NSA	At Termination	05/15/28	(2,454)	(149,708)	57	(149,765)
		U.S. CPI Urban
2.19	At Termination	Consumers NSA	At Termination	12/03/28	(2,733)	(110,645)	(60,637)	(50,008)
		U.S. CPI Urban
2.40	At Termination	Consumers NSA	At Termination	05/15/48	(352)	(59,456)	(28,482)	(30,974)
		U.S. CPI Urban
1.83	At Termination	Consumers NSA	At Termination	10/18/49	(97)	3,665	1,705	1,960

						$(414,847)	$(103,046)	$(311,801)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$7,764,330	$—	$—	$7,764,330
Money Market Funds	40,000	—	—	40,000

	$7,804,330	$—	$—	$7,804,330

Derivative financial instruments(a)
Assets
Futures Contracts	$25,494	$—	$—	$25,494
Swaps	—	1,960	—	1,960
Liabilities
Swaps	—	(313,761)	—	(313,761)
Futures Contracts	(6,814)	—	—	(6,814)

	$18,680	$(311,801)	$—	$(293,121)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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